Investment Objectives and Goals - Keeley Dividend ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Keeley Dividend ETF (the “Dividend Fund” or the “Fund”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital appreciation and current income.